Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($)	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 4,913,000	$ 4,908,000	$ 4,903,000
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated notes payable	99,619	100,043	93,507
Subordinated notes payable [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 104,532,000	$ 104,951,000	$ 98,410,000